Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common Stock, Shares, Issued	16,653,466	308,443	0
Common Stock, Shares, Outstanding	16,653,466	308,443	0